Segmented Information	12 Months Ended
Dec. 31, 2011
Segmented Information [Abstract]
SEGMENTED INFORMATION

24. SEGMENTED INFORMATION

[a]

Magna, a diversified global automotive supplier, follows a corporate policy of functional and operational decentralization. It conducts its operations through divisions, which function as autonomous business units. As at December 31, 2011, Magna had 286 manufacturing operations and 88 product development, engineering and sales centres in 26 countries. Magna designs, develops and manufactures technologically advanced automotive systems, assemblies, modules and components, and engineers and assembles complete vehicles, primarily for sale to OEMs of cars and light trucks. The Company’s capabilities include the design, engineering, testing and manufacture of automotive interior systems; seating systems; closure systems; body and chassis systems; vision systems; electronic systems; exterior systems; powertrain systems; roof systems; hybrid and electric vehicles/systems as well as complete vehicle engineering and assembly.

Magna’s success is directly dependent upon the levels of North American and European [and currently to a lesser extent on Rest of World] car and light truck production by its customers. OEM production volumes in each of North America and Europe may be impacted by a number of geographic factors, including general economic conditions, interest rates, consumer credit availability, fuel prices and availability, infrastructure, legislative changes, environmental emission and safety issues, and labour and/or trade relations.

Given the differences between the regions in which the Company operates, Magna’s operations are segmented on a geographic basis between North America, Europe and Rest of World. The Company maintains management teams in each of the Company’s two primary markets, North America and Europe. The role of the North American and European management teams is to manage Magna’s interests to ensure a coordinated effort across the Company’s different product capabilities. In addition to maintaining key customer, supplier and government contacts in their respective markets, the regional management teams centrally manage key aspects of the Company’s operations while permitting the divisions enough flexibility through Magna’s decentralized structure to foster an entrepreneurial environment.

Consistent with the above, the Company’s internal financial reporting separately segments key internal operating performance measures between North America, Europe and Rest of World for purposes of presentation to the chief operating decision maker to assist in the assessment of operating performance, the allocation of resources, and the long-term strategic direction and future global growth in the Company.

The Company’s chief operating decision maker uses Adjusted EBIT as the measure of segment profit or loss, since management believes Adjusted EBIT is the most appropriate measure of operational profitability or loss for its reporting segments. Adjusted EBIT represents income from operations before income taxes; interest income, net; and other expense, net.

The accounting policies of each segment are the same as those set out under “Significant Accounting Policies” [note 1] and intersegment sales and transfers are accounted for at fair market value.

The following tables show certain information with respect to segment disclosures:

	2011
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,951	$5,552				$115	$586
United States	7,025	6,514				281	804
Mexico	2,902	2,698				162	477
Eliminations	(1,023)	—				—	—

North America	14,855	14,764	$ 358	$1,373	$644	558	1,867

Europe
Euroland [i]	10,122	9,956				292	1,012
Great Britain	913	909				7	53
Other European countries	1,707	1,564				124	537
Eliminations	(186)	—				—	—

Europe	12,556	12,429	259	(22)	393	423	1,602

Rest of World	1,599	1,506	38	56	158	236	485
Corporate and Other [ii], [iii]	(262)	49	31	(40)	1	19	282

Total reportable segments	28,748	28,748	686	1,367	1,196	1,236	4,236
Other expense, net				(156)
Interest income, net				6

	$28,748	$28,748	$ 686	$ 1,217	$1,196	$1,236	4,236
Current assets							8,146
Investments, goodwill, deferred tax assets and other assets							2,297

Consolidated total assets							$14,679

	2010
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$5,122	$4,777				$126	$638
United States	5,808	5,348				130	668
Mexico	2,346	2,189				49	371
Eliminations	(906)	—				—	—

North America	12,370	12,314	$358	$1,116	$651	305	1,677

Europe
Euroland [i]	8,338	8,185				177	970
Great Britain	813	813				5	58
Other European countries	1,271	1,170				131	490
Eliminations	(133)	—				—	—

Europe	10,289	10,168	242	117	402	313	1,518

Rest of World	1,016	930	27	72	140	44	211
Corporate and Other [ii], [iii]	(210)	53	29	(94)	1	84	336

Total reportable segments	23,465	23,465	656	1,211	1,194	746	3,742
Other expense, net				(25)
Interest income, net				11

	$23,465	$23,465	$656	$1,197	$1,194	$746	3,742
Current assets							7,485
Investments, goodwill, deferred tax assets and other assets							2,447

Consolidated total assets							$13,674

	2009
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT	Goodwill	Fixed asset additions	Fixed assets, net

North America
Canada	$3,299	$3,000				$62	$644
United States	4,008	3,762				71	709
Mexico	1,240	1,150				60	363
Eliminations	(550)	—				—	—

North America	7,997	7,912	$410	$25	$639	193	1,716

Europe
Euroland [i]	6,810	6,675				186	1,041
Great Britain	748	748				4	67
Other European countries	1,047	927				103	379
Eliminations	(160)	—				—	—

Europe	8,445	8,350	274	(273)	421	293	1,487

Rest of World	650	600	21	40	78	23	150
Corporate and Other [ii], [iii]	(216)	14	20	(71)	—	107	388

Total reportable segments	16,876	16,876	725	(279)	1,138	616	3,741
Other expense, net				(191)
Interest expense, net				(7)

	$16,876	$16,876	$725	$(477)	$1,138	$616	3,741
Current assets							6,085
Investments, goodwill deferred tax assets and other assets							2,312

Consolidated total assets							$12,138

[i]	For purposes of segmentation, Euroland has been defined as those European countries that have adopted the euro as their common currency.

[ii]	Included in Corporate and Other EBIT are intercompany fees charged to the automotive segments.

[iii]

Corporate and Other includes equity loss of $66 million [2010 - $30 million, 2009 - $nil] related to the Company’s proportionate share of the net loss in E-Car. For the year ended December 31, 2010, Corporate and Other also includes sales of $8 million and an Adjusted EBIT loss of $50 million related to E-Car prior to the deconsolidation of E-Car under the Arrangement [note 3].

For the year ended December 31, 2011, E-Car had sales of $92 million [2010 - $20 million, 2009 - $5 million], an Adjusted EBIT loss of $91 million [2010 - $89 million, 2009 - $45 million] and fixed assets of $77 million [2010 - $76 million, 2009 - $15 million].

[b]	The following table aggregates external revenues by customer as follows:

	2011	2010	2009

General Motors	$6,202	$4,731	$3,141
BMW	4,191	3,090	2,850
Fiat / Chrysler Group	3,864	3,102	1,817
Ford Motor Company	3,549	3,371	2,525
Volkswagen	3,187	2,567	2,001
Daimler AG	2,793	2,354	1,757
Other	4,962	4,250	2,785

	$28,748	$23,465	$16,876

[c]	The following table summarizes external revenues generated by automotive products and services:

	2011	2010	2009

Exterior and interior systems	$11,020	$8,637	$5,927
Body systems and chassis systems	6,056	4,801	3,374
Powertrain systems	3,667	3,064	2,114
Complete vehicle assembly	2,690	2,163	1,764
Vision and electronic systems	2,066	1,756	1,315
Tooling, engineering and other	2,065	2,005	1,625
Closure systems	1,184	1,039	757

	$28,748	$23,465	$16,876